Cost of sales of goods and services, without considering depreciation and amortization - Incremental costs related to COVID-19 pandemic and care and maintenance (Details) - Sociedad Minera Cerro Verde S.A.A. - USD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of cost of sales [Line Items]
Labor and other employee expenses (ii)			$ 30,900
Incremental costs related to COVID-19 pandemic	$ 43,672	$ 89,050	95,702
Severance costs associated with employee retirement programs			13,700
Minimum
Disclosure of cost of sales [Line Items]
Agreement Term		3 years
Maximum
Disclosure of cost of sales [Line Items]
Agreement Term		4 years
Peru [Member]
Disclosure of cost of sales [Line Items]
Incremental costs related to COVID-19 pandemic and care and maintenance, capitalized to inventory			95,700
Incremental costs related to COVID-19 pandemic			$ 51,100